S000056729 [Member] Expense Example - AB Sustainable US Thematic Portfolio	Oct. 28, 2025 USD ($)
Advisor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 68
Expense Example, with Redemption, 3 Years	305
Expense Example, with Redemption, 5 Years	560
Expense Example, with Redemption, 10 Years	1,291
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	515
Expense Example, with Redemption, 3 Years	808
Expense Example, with Redemption, 5 Years	1,123
Expense Example, with Redemption, 10 Years	2,013
Class Z
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	68
Expense Example, with Redemption, 3 Years	305
Expense Example, with Redemption, 5 Years	560
Expense Example, with Redemption, 10 Years	1,291
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	270	[1]
Expense Example, with Redemption, 3 Years	648
Expense Example, with Redemption, 5 Years	1,152
Expense Example, with Redemption, 10 Years	$ 2,330

[1]	If you did not redeem your shares at the end of the period, your expenses would be decreased by approximately $100.